JPMorgan International Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 94.8%
Australia — 4.9%
Australia & New Zealand Banking Group Ltd.	2,490	42,390
BHP Group Ltd.	2,191	56,184
Commonwealth Bank of Australia	185	10,466
CSL Ltd.	150	30,947
Dexus, REIT	2,013	16,984
Goodman Group, REIT	2,603	25,774
Macquarie Group Ltd.	53	5,061
National Australia Bank Ltd.	311	5,308
Rio Tinto Ltd.	595	38,615
Rio Tinto plc	212	11,329
Westpac Banking Corp.	482	8,049

		251,107

Austria — 0.6%
Erste Group Bank AG *	884	32,467
IMMOFINANZ AG *	1	39

		32,506

Belgium — 1.0%
Anheuser-Busch InBev SA/NV	654	49,318

Denmark — 2.3%
Chr Hansen Holding A/S (a)	187	13,911
Novo Nordisk A/S, Class B	1,284	78,145
Orsted A/S (b)	225	24,551

		116,607

Finland — 0.5%
Nokia OYJ	2,125	8,270
Wartsila OYJ Abp	1,600	19,647

		27,917

France — 13.8%
Air Liquide SA	551	79,680
Airbus SE	334	49,090
Alstom SA	726	38,488
AXA SA	578	15,380
BNP Paribas SA	984	52,225
Capgemini SE	161	19,947
LVMH Moet Hennessy Louis Vuitton SE	104	45,252
Natixis SA	972	4,104
Orange SA	1,653	23,361
Pernod Ricard SA	267	46,141
Safran SA	257	41,425
Sanofi	776	74,867
Schneider Electric SE	509	50,778
Sodexo SA (a)	44	4,650
Thales SA (a)	272	29,817
TOTAL SA	1,390	67,667
Unibail-Rodamco-Westfield, REIT	91	12,440
Vinci SA	473	52,453

		707,765

Germany — 7.9%
adidas AG	83	26,198
Allianz SE (Registered)	45	10,843
BASF SE	146	9,856
Bayer AG (Registered)	371	29,746
Brenntag AG	609	31,508
Daimler AG (Registered)	76	3,542
Deutsche Bank AG (Registered) (a)	826	7,558
Deutsche Boerse AG	199	32,344
Deutsche Post AG (Registered)	1,012	35,311
Deutsche Telekom AG (Registered)	2,625	42,514
Henkel AG & Co. KGaA (Preference)	119	12,083
Infineon Technologies AG	1,642	35,277
SAP SE	641	83,455
Siemens AG (Registered) *	119	14,644
Volkswagen AG (Preference)	159	28,456

		403,335

Hong Kong — 2.3%
AIA Group Ltd.	6,703	66,424
CK Asset Holdings Ltd.	2,393	15,287
Hong Kong Exchanges & Clearing Ltd.	1,062	34,878
I-CABLE Communications Ltd. *	254	2

		116,591

Ireland — 0.9%
CRH plc	290	10,888
Ryanair Holdings plc, ADR *	399	34,590

		45,478

Italy — 2.1%
Assicurazioni Generali SpA	604	11,761
Enel SpA	7,690	67,025
FinecoBank Banca Fineco SpA (a)	2,099	24,556
UniCredit SpA	326	4,350

		107,692

Japan — 21.0%
Asahi Group Holdings Ltd.	102	4,715
Bridgestone Corp.	664	23,532
Central Japan Railway Co.	140	27,558
Daicel Corp.	1,463	13,851
Daikin Industries Ltd.	338	47,611
DMG Mori Co. Ltd.	1,379	18,991
Electric Power Development Co. Ltd.	359	8,085
Hitachi Ltd.	464	17,665
Honda Motor Co. Ltd.	1,718	43,934
Japan Airlines Co. Ltd.	216	6,065
Japan Tobacco, Inc.	347	7,331
Kao Corp.	617	49,226
Keyence Corp.	140	47,028
Mabuchi Motor Co. Ltd.	625	22,777
Marui Group Co. Ltd.	840	19,437
Mitsubishi Corp.	1,196	30,653
Mitsubishi UFJ Financial Group, Inc.	8,991	46,164
Mitsui Fudosan Co. Ltd.	1,218	32,257
Nintendo Co. Ltd.	127	46,571
Nippon Telegraph & Telephone Corp.	2,035	51,887
Nitori Holdings Co. Ltd.	125	19,456
Nomura Research Institute Ltd.	353	7,768
Olympus Corp.	715	11,544

JPMorgan International Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — continued
Japan — continued
Otsuka Corp.	829	32,319
Otsuka Holdings Co. Ltd.	863	38,352
Panasonic Corp.	1,657	16,470
Persol Holdings Co. Ltd.	558	9,967
Renesas Electronics Corp. *	756	4,754
Seven & i Holdings Co. Ltd.	847	32,473
Sony Corp.	408	28,543
Sumitomo Electric Industries Ltd.	1,122	14,963
Sumitomo Mitsui Financial Group, Inc.	1,167	41,021
T&D Holdings, Inc.	2,528	26,942
Tokio Marine Holdings, Inc.	827	44,863
Tokyo Gas Co. Ltd.	415	9,120
Tokyu Corp.	2,265	39,918
Toray Industries, Inc.	2,209	14,456
Toyota Motor Corp.	1,298	90,262
West Japan Railway Co.	234	19,790
Yamato Holdings Co. Ltd.	337	5,400

		1,073,719

Luxembourg — 0.1%
ArcelorMittal SA	544	7,984

Malta — 0.0%(c)
BGP Holdings plc * ‡	449	1

Netherlands — 4.8%
Akzo Nobel NV	390	36,826
ASML Holding NV	271	76,172
Heineken NV	145	15,824
ING Groep NV	3,092	33,569
Koninklijke Philips NV	174	7,963
Royal Dutch Shell plc, Class A	1,350	35,442
Royal Dutch Shell plc, Class B	1,462	38,414

		244,210

Norway — 0.8%
Telenor ASA	2,180	39,388

Singapore — 0.9%
DBS Group Holdings Ltd.	2,312	42,586
United Overseas Bank Ltd.	244	4,559

		47,145

Spain — 3.2%
Banco Santander SA	4,940	19,467
Bankia SA	7,756	14,094
Iberdrola SA	5,660	61,927
Iberdrola SA *	121	1,328
Industria de Diseno Textil SA	1,689	56,794
Telefonica SA	1,316	8,900

		162,510

Sweden — 1.2%
Lundin Petroleum AB	930	28,289
Svenska Handelsbanken AB, Class A	3,572	34,999

		63,288

Switzerland — 10.7%
Cie Financiere Richemont SA (Registered)	566	41,068
Credit Suisse Group AG (Registered) *	1,687	21,332
LafargeHolcim Ltd. (Registered) *	843	42,823
Nestle SA (Registered)	1,488	164,169
Novartis AG (Registered)	1,075	101,590
Roche Holding AG	369	123,664
Swiss Re AG	339	38,288
Zurich Insurance Group AG	39	16,147

		549,081

United Kingdom — 15.5%
3i Group plc	3,345	48,662
AstraZeneca plc	241	23,590
Aviva plc	860	4,508
Barratt Developments plc	2,724	28,844
BP plc	12,505	75,279
British American Tobacco plc	1,534	67,646
Burberry Group plc	659	16,889
CK Hutchison Holdings Ltd.	1,946	17,191
Diageo plc	440	17,409
Dixons Carphone plc	6,623	11,835
GlaxoSmithKline plc	2,649	62,186
HSBC Holdings plc	5,647	41,056
InterContinental Hotels Group plc	851	52,449
ITV plc	5,011	8,927
Lloyds Banking Group plc	24,677	18,423
M&G plc *	10,583	33,395
Prudential plc	3,157	56,136
RELX plc	1,239	32,866
SSE plc	1,506	29,970
Standard Chartered plc	4,630	38,502
Taylor Wimpey plc	9,228	26,212
Unilever NV	1,042	60,823
Vodafone Group plc	3,697	7,264
Whitbread plc	228	13,437

		793,499

United States — 0.3%
Ferguson plc	193	17,330

TOTAL COMMON STOCKS (Cost $4,493,121)		4,856,471

JPMorgan International Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
SHORT-TERM INVESTMENTS — 4.3%
INVESTMENT COMPANIES — 4.0%
JPMorgan Prime Money Market Fund Class Institutional Shares, 1.67% (d) (e) (Cost $205,629)	205,569	205,651

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.3%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 1.80% (d) (e)	7,004	7,006
JPMorgan U.S. Government Money Market Fund Class IM Shares, 1.53% (d) (e)	7,650	7,650

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $14,656)		14,656

TOTAL SHORT-TERM INVESTMENTS (Cost $220,285)		220,307

Total Investments — 99.1% (Cost $4,713,406)		5,076,778
Other Assets Less Liabilities — 0.9%		46,368

Net Assets — 100.0%		5,123,146

Percentages indicated are based on net assets.

Summary of Investments by Industry, January 31, 2020

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Pharmaceuticals	10.5%
Banks	10.1
Insurance	5.7
Oil, Gas & Consumable Fuels	4.8
Electric Utilities	3.6
Chemicals	3.3
Automobiles	3.3
Diversified Telecommunication Services	3.3
Food Products	3.2
Capital Markets	3.0
Beverages	2.6
Textiles, Apparel & Luxury Goods	2.6
Aerospace & Defense	2.4
Semiconductors & Semiconductor Equipment	2.3
Metals & Mining	2.2
Personal Products	2.2
Household Durables	2.0
Specialty Retail	1.7
Road & Rail	1.7
Software	1.6
Trading Companies & Distributors	1.6
Machinery	1.5
Tobacco	1.5
Electrical Equipment	1.5
Hotels, Restaurants & Leisure	1.4
Electronic Equipment, Instruments & Components	1.3
IT Services	1.2
Equity Real Estate Investment Trusts (REITs)	1.1
Construction Materials	1.1
Construction & Engineering	1.0
Others (each less than 1.0%)	10.4
Short-Term Investments	4.3

JPMorgan International Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Abbreviations

ADR	American Depositary Receipt
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
(a)	The security or a portion of this security is on loan at January 31, 2020. The total value of securities on loan at January 31, 2020 is approximately $13,930,000.
(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(c)	Amount rounds to less than 0.1% of net assets.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of January 31, 2020.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

Futures contracts outstanding as of January 31, 2020 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	405	03/2020	EUR	16,287	(472)
FTSE 100 Index	90	03/2020	GBP	8,550	(318)
SPI 200 Index	784	03/2020	AUD	90,114	1,202
TOPIX Index	406	03/2020	JPY	61,729	(2,410)

					(1,998)

Abbreviations

AUD	Australian Dollar
EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
JPY	Japanese Yen
SPI	Australian Securities Exchange
TOPIX	Tokyo Stock Price Index

JPMorgan International Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. Equities are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date. Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan International Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$251,107	$—	$251,107
Austria	39	32,467	—	32,506
Belgium	—	49,318	—	49,318
Denmark	—	116,607	—	116,607
Finland	19,647	8,270	—	27,917
France	12,440	695,325	—	707,765
Germany	—	403,335	—	403,335
Hong Kong	—	116,591	—	116,591
Ireland	34,590	10,888	—	45,478
Italy	—	107,692	—	107,692
Japan	—	1,073,719	—	1,073,719
Luxembourg	—	7,984	—	7,984
Malta	—	—	1	1
Netherlands	—	244,210	—	244,210
Norway	—	39,388	—	39,388
Singapore	—	47,145	—	47,145
Spain	1,328	161,182	—	162,510
Sweden	—	63,288	—	63,288
Switzerland	—	549,081	—	549,081
United Kingdom	26,212	767,287	—	793,499
United States	—	17,330	—	17,330

Total Common Stocks	94,256	4,762,214	1	4,856,471

Short-Term Investments
Investment Companies	205,651	—	—	205,651
Investment of cash collateral from securities loaned	14,656	—	—	14,656

Total Short-Term Investments	220,307	—	—	220,307

Total Investments in Securities	$314,563	$4,762,214	$1	$5,076,778

Appreciation in Other Financial Instruments
Futures Contracts	$—	$1,202	$—	$1,202

Depreciation in Other Financial Instruments
Futures Contracts	$—	$(3,200)	$—	$(3,200)

There were no transfers into or out of level 3 for the period ended January 31, 2020.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

	For the period ended January 31, 2020
Security Description	Value at October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2020	Shares at January 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 1.67% (a) (b)	$154,151	$395,368	$343,877	$5		$4	$205,651	205,569	$850	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 1.80% (a) (b)	76,005	98,001	167,000	—	(c)	—	7,006	7,004	136	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 1.53% (a) (b)	30,261	56,746	79,357	—		—	7,650	7,650	40	—

Total	$260,417	$550,115	$590,234	$5		$4	$220,307		$1,026	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2020.
(c)	Amount rounds to less than one thousand.